UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22054

THE ACADIA MUTUAL FUNDS

 (Exact name of registrant as specified in charter)

One Penn Plaza, 36th Floor, New York, NY 10119

 (Address of principal executive offices)(Zip code)

Eric D. Jacobs

Michael E. Hogue

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 671-1111

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Acadia Mutual Funds / Acadia Principal Conservation Fund

SEMI-ANNUAL REPORT

THE ACADIA PRINCIPAL CONSERVATION FUND

DECEMBER 31, 2011

(UNAUDITED)

                                       Acadia Mutual Fund Management LLC

The Acadia Mutual Funds / Acadia Principal Conservation Fund

Dear Shareholder

The emerging extent of sovereign debt to GDP and the lack of consensus for a plan to deleverage the balance sheets of EuroZone countries, particularly those of Greece, Italy and Spain, led to unsettled markets in the latter half of 2011.  Positive progress in the rescue dialogue buoyed the markets and skepticism regarding implementation drove the value of sovereign bonds downward and this uncertainty carried over to the stock markets.

The domestic markets, also affected by the circumstances in Europe, and the lack of a consistent picture of the U.S. economy created a flight to safety depressing yields in U.S. Treasuries and money market funds.  For the bond market, bond values fluctuated more by the “risk on-risk off” attitude of large investors than by changes in interest rates, which typically drive the change in bond prices.  This was despite the fact that the cash balances of U.S. corporations have risen dramatically reducing the risk of holding corporate bonds, a fact that would normally lead to increases in bond prices.  In fact, the yield on investment grade bonds ended the year about where they were relative to Treasuries mid-year.

As we indicated in our last shareholder letter, we continued our diversification toward liquidity by selling investment grade bonds and increasing the Fund’s investments in the money market deposit accounts of commercial banks.  This has had the effect of reducing the average maturity of the fund from about 12.6 years to 2.2 years at year’s end.  In the short term we have given up some yield on the portfolio dropping to1.19 percent from an average of about 1.28 percent for the year.  The sales of investment grade bonds created realized capital losses that offset investment income leading to a total return for the period of -.03 percent bringing the total return for 2011 in around .43 percent.

Going into 2012, these sales increased the cash holdings of the Fund to 86 percent reducing the volatility of the Fund shares and positioning the Fund to take advantage of opportunities in the U.S. bond market as they emerge in the coming months.

We continue to manage this Fund with an eye to preserving capital while carving out a better yield than currently available in money market funds and bank deposits.  Against the backdrop of the market turmoil, we believe the Fund has performed well during the year.  We expect to do even better in 2012 given the liquid position of the portfolio starting the year.

Eric D. Jacobs

Michael E. Hogue

Chief Investment Officer

President

The Acadia Principal Conservation Fund
Portfolio Illustration
December 31, 2011 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.
The underlying securities are represented as a percentage of the total net assets.

	The Acadia Principal Conservation Fund
	Schedule of Investments
	December 31, 2011 (Unaudited)

Shares		Value

CORPORATE BONDS - 13.85%

100,000	Hasbro Inc., 6.60%, 7/15/28	$ 108,350
79,000	Masco Corp., 7.75%, 8/1/29	79,000
100,000	Union Carbide Chemicals, 7.875%, 4/1/23	115,376
45,000	US West Communications Inc., 6.875%, 9/15/33	44,725
		347,451

TOTAL FOR CORPORATE BONDS (Cost $356,705) - 13.85%		347,451

SHORT TERM INVESTMENTS - 85.55%
726,344	Flagstar Bank Money Market Deposit Account 1.09% ** (Cost $726,344)	726,344
918,808	Huntington Conservative Deposit Account 0.10% ** (Cost $918,808)	918,808
251,171	State Farm Bank Money Market Deposit Account 0.90% ** (Cost $251,171)	251,171
250,312	Sterling National Bank Money Market Account 0.65% ** (Cost $250,312)	250,312
		2,146,635

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,146,635) - 85.55%		2,146,635

TOTAL INVESTMENTS (Cost $2,503,340) - 99.40%		2,494,086

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.60%		15,021

NET ASSETS - 100.00%		$ 2,509,107

** Variable Rate Security, the coupon rate shown represents the yield at December 31, 2011.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value:

The Acadia Principal Conservation Fund
Statement of Assets and Liabilities
December 31, 2011 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,503,340)	$ 2,494,086
Cash	1,968
Receivables:
Interest & Dividends	10,763
Shareholder Purchases	6,320
Prepaid Expenses	22,328
Total Assets	2,535,465
Liabilities:
Payables:
Due to Advisor	97
Shareholder Redemptions	19,929
Other Accrued Expenses	6,332
Total Liabilities	26,358

Net Assets	$ 2,509,107

Net Assets Consist of:
Paid In Capital	$ 2,530,063
Accumulated Undistributed Net Investment Loss	(3,386)
Accumulated Undistributed Realized Loss on Investments	(8,316)
Unrealized Depreciation in Value of Investments	(9,254)
Net Assets, for 253,050 Shares Outstanding	$ 2,509,107

Net Asset Value and Redemption Price Per Share	$ 9.92

The accompanying notes are an integral part of these financial statements.

The Acadia Principal Conservation Fund
Statement of Operations
For the six months ended December 31, 2011 (Unaudited)

Investment Income:
Dividends	$ 16,797
Interest	15,608
Total Investment Income	32,405

Expenses:
Advisory Fees (Note 3)	9,372
Transfer Agent Fees	6,133
Distribution Fees (12b-1) (Note 4)	5,858
Legal Fees	22,042
Audit Fees	7,058
Registration Fees	12,408
Custody Fees	1,840
Insurance Fees	5,053
Trustee Fees	16,538
Servicing Account Fees	17,914
Printing and Mailing	512
Shareholder Service Fees	9,047
Miscellaneous Fees	931
Total Expenses	114,706
Fees Waived and Reimbursed by the Advisor (Note 3)	(97,719)
Total Expenses	16,987

Net Investment Income	15,418

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(14,538)
Net Change in Unrealized Depreciation on Investments	(3,313)
Realized and Unrealized Loss on Investments	(17,851)

Net Decrease in Net Assets Resulting from Operations	$ (2,433)

The accompanying notes are an integral part of these financial statements.

The Acadia Principal Conservation Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Period Ended *
	12/31/2011	6/30/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 15,418	$ 7,966
Net Realized Loss on Investments	(14,538)	6,222
Unrealized Depreciation on Investments	(3,313)	(5,941)
Net Decrease in Net Assets Resulting from Operations	(2,433)	8,247

Distributions to Shareholders:
Net Investment Income	(18,804)	(7,981)
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	(18,804)	(7,981)

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	1,846,106	2,519,549
Shares Issued on Reinvestment of Dividends	18,804	7,981
Cost of Shares Redeemed	(1,218,374)	(643,988)
Net Increase in Net Assets from Shareholder Activity	646,536	1,883,542

Net Assets:
Net Increase in Net Assets	625,299	1,883,808
Beginning of Period	1,883,808	-
End of Period (Including Accumulated Undistributed Net Investment Income of $0)	$ 2,509,107	$ 1,883,808

* The Fund commenced investment operations on August 24, 2010.
The accompanying notes are an integral part of these financial statements.

The Acadia Principal Conservation Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months Ended	Period Ended (a)
	12/31/2011	6/30/2011

Net Asset Value, at Beginning of Period	$ 10.00	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.07	0.09
Net Loss on Securities (Realized and Unrealized)	(0.07)	(0.04)
Total from Investment Operations	0.00	0.05

Distributions:
Net Investment Income	(0.07)	(0.05)
Realized Gains	(0.01)	-
Total from Distributions	(0.08)	(0.05)

Net Asset Value, at End of Period	$ 9.92	$ 10.00

Total Return **	(0.03)%	0.46%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,509	$ 1,884
Before Waiver
Ratio of Expenses to Average Net Assets ***	9.78%	11.66%
Ratio of Net Investment Income (Loss) to Average Net Assets ***	(7.01)%	(9.17)%
After Waiver
Ratio of Expenses to Average Net Assets ***	1.45%	1.44%
Ratio of Net Investment Income (Loss) to Average Net Assets ***	1.31%	1.05%
Portfolio Turnover	35.79%	152.01%

(a) The Fund commenced investment operations on August 24, 2010.
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

THE ACADIA PRINCIPAL CONSERVATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

1.

ORGANIZATION

The Acadia Principal Conservation Fund (the “Fund”) is the sole series of the Acadia Mutual Funds (the “Trust”), a diversified, open-end management investment company registered with the Securities and Exchange Commission.  The Trust was organized as a statutory trust under the laws of Delaware on October 12, 2009, by the filing of a Certificate of Trust.  The Fund commenced investment operations on August 24, 2010.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Acadia Mutual Fund Management, LLC (the “Adviser”).

The Acadia Principal Conservation Fund seeks to provide current income consistent with the preservation of capital.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Fund’s Board of Trustees. The Fund’s assets are generally valued at their market value using market quotations.  The Fund may use pricing services to determine market value.  If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Trustees.  The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectus for the investment company explains the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Corporate Debt Securities: The Fund may invest up to 35% of its assets in investment grade corporate debt securities.  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments.  The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is a risk that the issuers of such securities may not be able to meet their obligations on interest and principal payments at the time called for by the debt instrument.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund intends to declare and pay dividends quarterly and net capital gains annually.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Other: The Fund records security transactions on the trade date.  The highest cost method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

3.

INVESTMENT MANAGEMENT AGREEMENT

The Fund has an investment advisory agreement with Acadia Mutual Fund Management, LLC (the “Adviser”), under which the Adviser, subject to such policies as the Trustees of the Fund may determine, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of 0.80% of the Fund’s average daily net assets.  For the six months ended December 31, 2011, the Adviser earned $9,372 in advisory fees.  For the six months ended December 31, 2011, the Adviser reimbursed the Fund $97,719 for waived expenses.  At December 31, 2011, the Fund owed the Advisor $97.

The Fund pays, in addition to the advisory fee described above, all expenses not borne by the Adviser, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums.

The Adviser has entered into a written Expense Limitation Agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.45% of the average net assets of the Fund.  Pursuant to the terms of the Expense Limitation Agreement, the Adviser is entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund in prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Fund’s total annual expense ratio to exceed 1.45%. This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after October 31, 2012.  The total amount of reimbursement recoverable by the Adviser is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of December 31, 2011, was $175,227, and will expire as follows:

June 30, 2011	$ 77,508	Expires June 30, 2014
December 31, 2011	$ 97,719	Expires December 31, 2014
$ 175,227

4.

DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 plan which allows it to pay distribution and other fees of the sale and distribution of its shares and for services provided to shareholders.  The maximum level of distribution expenses is 0.50% per year of the Fund’s average net assets.  For the six months ended December 31, 2011, the Fund incurred $5,858 in distribution fees.

5.

CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares.

The following is a summary of capital share activity:

	Six Months Ended December 31, 2011		Period 8/24/2010 (commencement of operations) through 6/30/2011
	Shares	Amount	Shares	Amount
Shares Sold	185,035	$ 1,846,106	251,974	$ 2,519,549
Shares issued in reinvestment of distributions	1,891	18,804	798	7,981
Shares redeemed	(123,751)	(1,218,374)	(64,380)	(643,988)
Net Increase	63,175	$ 646,356	188,392	$ 1,883,542

6.

CONTROL & OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2011, MG Trust Services, owned approximately 92.52% outstanding shares of the Fund, for the benefit of others, and may be deemed to control the Fund.

7.

INVESTMENT TRANSACTIONS

For the six months ended December 31, 2011, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

Amount
Purchases	$ 232,750
Sales	$ 452,022

8.

TAX MATTERS

For Federal income tax purposes, the cost of investments, including short term investments, owned at December 31, 2011 was $2,503,340.

At December 31, 2011, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$0	$(9,254)	$(9,254)

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed Ordinary Income	$ 14,188

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

On September 30, 2011, the Fund declared a distribution of $ .0347 per share of net investment income. On December 29, 2011, the Fund declared a distribution of $ .03108 per share of net investment income and $ .0109 per share of short term capital gain.

The tax character of the distributions paid were as follows:  $14,804 paid from ordinary income.

9.

NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

10.

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT OF 2010

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Fund’s fiscal year ending June 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

The Acadia Principal Conservation Fund
Expense Illustration
December 31, 2011 (Unaudited)

Expense Example

As a shareholder of The Acadia Principal Conservation Fund , you incur ongoing costs which typically consist of management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2011, through December 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2011	December 31, 2011	July 1,2011 to December 31,2011

Actual	$1,000.00	$999.67	$7.31
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.90	$7.38

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ACADIA PRINCIPAL CONSERVATION FUND

TRUSTEES AND OFFICERS

December 31, 2011 (Unaudited)

Interested Trustees and Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Birth Date, Address and Position with the Trust __________________________	Term of Office and Length of Time Served* ______________	Principal Occupation During the Past Five Years ___________________________	Number of Portfolios in Fund Complex Overseen by Trustee ____________	Other Directorships Held _____________
Eric D. Jacobs** One Penn Plaza 36h Floor New York, NY 10119 DOB: 04-12-1969 Trustee, President	Since 2009

Chief Executive Officer, Acadia Mutual Fund Management, LLC (July 2009 - Present); Portfolio Manager and Managing Member, Miller & Jacobs Capital, LLC; Portfolio Manager, Sandy Lane Partners, LP; Managing Member, Pirate Aviation; Managing Partner, Blue Hill Capital Management, LLC; Managing Member, Acadia CLO; Portfolio Manager, Acadia Fund I, Ltd., Acadia Fund I, LP, Cerulean Partners, LTD; Portfolio Manager and Vice-President, American Independence Funds; Managing Member, American Independence Capital Management; Managing Member, Acadia Asset Management, LLC; Portfolio Manager and Managing Member, Acadia Liquidity Master Fund, Ltd, Acadia Liquidity Fund LP and Acadia Liquidity, Ltd.

			1	None
Michael Hogue, PHD** One Penn Plaza 36th Floor New York, NY 10119 DOB: 12-22-1942 Trustee Treasurer	Since 2006 Trustee, Since 2009 Treasurer, Since 2010	Managing Director, Research, Acadia Asset Management, Jan. 2009-present; President and Chief Compliance Officer, Acadia Mutual Fund Management, July 2009-present; Managing Partner, Financial Research, LLC, Sept. 2009-present; Managing Partner, ETime, June 2006-June 2008;	1	Ocean State Tax Exempt Fund-Chairman of Audit Committee
Mark Smedley One Penn Plaza 36th Floor New York, NY 10119 DOB: 06-01-1968 Secretary	Since 2009

Chief Operating Officer / Secretary, Acadia Mutual Fund Management, LLC (2009-present); Chief Operating Officer, Acadia Asset Management, LLC, Oct. 2009-present; Director of Operations, Acadia Asset Management, LLC, 2008-Oct. 2009; President, Global Conexions, LLC, 2002-2010.

			n/a	None

*  Trustees serve until their resignation, removal, reaching any mandatory retirement age established by the Trustees, judicial declaration of incompetency or death.  Officers hold office for one year and until their respective successors are chosen and qualified.

**  Trustees who are “interested persons” of the Fund, as defined in the 1940 Act.  The Trustees of the Fund who are officers or employees of the Adviser receive no remuneration from the Fund.  Each of the other Trustees is paid an annual retainer of $6,000 and a fee of $750 for each meeting attended and is reimbursed for the expenses of attending meetings.  The Chairman of the Board is paid an annual retainer of $12,000.   Chairpersons of committees of the Board of Trustees will receive an additional fee of $1,250 for each meeting attended.

Independent Trustees

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Birth Date, Address and Position with the Trust __________________________	Term of Office and Length of Time Served* ______________	Principal Occupation During the Past Five Years ___________________________	Number of Portfolios in Fund Complex Overseen by Trustee ____________	Other Directorships Held _____________
David Zale One Penn Plaza 36h Floor New York, NY 10119 DOB: 01-14-1954	Since 2010	Principal, Zale Capital Management, Jan. 2006-present; Investment Adviser,	1	None

Mark Young One Penn Plaza 36th Floor New York, NY 10119 DOB: 02-22-1958	Since 2010	Managing Partner, Carbon Street Group, 2010 to present; Partner, Voltaire Capital 2009 to present; Director of Client Services, Aravali (investment banking) 2008-2009;McKinsey and Company/MIO Partners 2006-2007	1	Greater China Corp.
Elizabeth Mathieu One Penn Plaza 36th Floor New York, NY 10119 DOB: 06-03-1952	Since 2010	Managing Member, Mathieu & Ranum, PLLC, March 2011-present,Partner, SFO Advisor Select, Aug. 2009-present; President, AMA-Eagle LLC, Oct. 2003-April 2007.	1	Advocates (June 2011-present); USTA Serves (Sept. 2001-present); Securities Industry Institute (Sept. 2000-Sept. 2007).

*  Trustees serve until their resignation, removal, reaching any mandatory retirement age established by the Trustees, judicial declaration of incompetency or death.  Officers hold office for one year and until their respective successors are chosen and qualified.

THE ACADIA PRINCIPAL CONSERVATION FUND

ADDITIONAL INFORMATION

December 31, 2011 (Unaudited)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31.  The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4866 to request a copy of the SAI or to make shareholder inquiries.

INVESTMENT ADVISOR

Acadia Mutual Fund Management, LLC

One Penn Plaza, 36th Floor

New York, NY 10119

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of the 1940 Act Law Group TM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Rafferty Capital Markets, LLC

59 Hilton Avenue

Garden City, NY 11530

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ACADIA MUTUAL FUNDS

By /s/ Eric Jacobs

______________________________

* Eric Jacobs,

President

Date: March 9, 2012

*Print the name and title of each signing officer under his or her signature.